UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.1
Murphy Oil Corp.	0.7
Qualys, Inc.	0.7
Option Care Health, Inc.	0.7
Atkore, Inc.	0.7
Belden, Inc.	0.7
EnerSys	0.7
Pagerduty, Inc.	0.7
Insight Enterprises, Inc.	0.7
ExlService Holdings, Inc.	0.7
7.4

Market Sectors (% of Fund's net assets)

Industrials	18.3
Financials	15.8
Information Technology	14.8
Health Care	14.1
Consumer Discretionary	11.2
Energy	7.2
Materials	5.2
Real Estate	4.5
Consumer Staples	2.7
Communication Services	2.6
Utilities	1.6

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	99,160	1,424,929
Lumen Technologies, Inc.	404,588	643,295
Ooma, Inc. (a)	83,256	1,173,077
		3,241,301
Entertainment - 0.5%
Lions Gate Entertainment Corp.:
Class A (a)(b)	145,998	1,156,304
Class B (a)	180,773	1,346,759
Madison Square Garden Entertainment Corp.	9,395	301,486
		2,804,549
Interactive Media & Services - 1.1%
TrueCar, Inc. (a)	216,791	518,130
Vimeo, Inc. (a)	387,991	1,544,204
Yelp, Inc. (a)	88,770	3,803,795
Zedge, Inc. (a)	20,492	45,082
Ziff Davis, Inc. (a)	4,402	293,393
		6,204,604
Media - 0.3%
Quotient Technology, Inc. (a)	115,703	461,655
TechTarget, Inc. (a)	9,100	261,625
TEGNA, Inc.	48,294	798,300
		1,521,580
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	66,500	1,429,085
TOTAL COMMUNICATION SERVICES		15,201,119
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 0.2%
Cooper-Standard Holding, Inc. (a)	40,939	611,629
Luminar Technologies, Inc. (a)(b)	20,546	118,345
Standard Motor Products, Inc.	1,849	68,468
Visteon Corp. (a)	4,873	678,663
		1,477,105
Automobiles - 0.5%
Winnebago Industries, Inc.	45,605	2,957,484
Broadline Retail - 0.7%
ContextLogic, Inc. (a)(b)	272,759	1,460,624
Dillard's, Inc. Class A (b)	7,430	2,564,242
		4,024,866
Diversified Consumer Services - 1.1%
2U, Inc. (a)	211,993	672,018
Coursera, Inc. (a)	83,997	1,460,708
Duolingo, Inc. (a)	20,150	2,965,274
Frontdoor, Inc. (a)	48,131	1,579,659
		6,677,659
Hotels, Restaurants & Leisure - 1.4%
Carrols Restaurant Group, Inc. (a)	85,317	595,513
Denny's Corp. (a)	8,772	83,597
Dine Brands Global, Inc.	6,350	347,853
Everi Holdings, Inc. (a)	82,004	1,185,778
International Game Technology PLC	81,272	2,602,329
Red Robin Gourmet Burgers, Inc. (a)(b)	31,475	326,396
Sabre Corp. (a)(b)	110,891	554,455
Texas Roadhouse, Inc. Class A	3,292	342,697
Wingstop, Inc.	13,445	2,159,805
		8,198,423
Household Durables - 3.5%
Cavco Industries, Inc. (a)	5,193	1,451,547
Ethan Allen Interiors, Inc. (b)	5,730	179,807
Flexsteel Industries, Inc. (b)	18,297	413,512
Green Brick Partners, Inc. (a)	44,701	2,210,911
Helen of Troy Ltd. (a)	15,177	1,865,557
Installed Building Products, Inc.	26,138	3,782,953
KB Home	26,577	1,350,112
M.D.C. Holdings, Inc.	27,593	1,309,288
M/I Homes, Inc. (a)	35,620	3,497,172
Meritage Homes Corp.	6,619	920,306
Taylor Morrison Home Corp. (a)	37,962	1,799,399
TRI Pointe Homes, Inc. (a)	44,118	1,372,070
		20,152,634
Leisure Products - 0.1%
Johnson Outdoors, Inc. Class A	4,251	237,673
Nautilus, Inc. (a)	101,906	101,906
Sturm, Ruger & Co., Inc.	2,445	126,113
		465,692
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A (a)	36,724	1,973,915
Asbury Automotive Group, Inc. (a)	8,330	1,915,900
CarParts.com, Inc. (a)	207,540	1,002,418
Carvana Co. Class A (a)	4,505	226,827
Group 1 Automotive, Inc. (b)	8,817	2,331,391
Murphy U.S.A., Inc.	8,437	2,679,929
National Vision Holdings, Inc. (a)	123,135	2,254,602
Sally Beauty Holdings, Inc. (a)	64,619	656,529
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	35,527	1,894,300
Stitch Fix, Inc. (a)(b)	97,092	426,234
The Buckle, Inc.	4,952	180,946
The Container Store Group, Inc. (a)	73,231	171,361
The ODP Corp. (a)	56,463	2,784,755
Urban Outfitters, Inc. (a)	20,703	687,547
Winmark Corp.	419	159,442
		19,346,096
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	13,730	1,336,478
Figs, Inc. Class A (a)(b)	19,915	123,075
Lakeland Industries, Inc. (b)	23,640	331,433
Rocky Brands, Inc.	7,381	131,160
Wolverine World Wide, Inc.	22,449	181,388
		2,103,534
TOTAL CONSUMER DISCRETIONARY		65,403,493
CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	5,250	3,669,225
Primo Water Corp.	195,420	2,982,109
		6,651,334
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	5,435	279,142
Ingles Markets, Inc. Class A	14,613	1,141,714
Natural Grocers by Vitamin Cottage, Inc.	22,015	277,609
PriceSmart, Inc.	2,153	171,120
		1,869,585
Food Products - 0.6%
Fresh Del Monte Produce, Inc.	17,060	435,883
Hostess Brands, Inc. Class A (a)	106,008	3,019,108
Vital Farms, Inc. (a)	16,305	192,073
		3,647,064
Personal Care Products - 0.6%
elf Beauty, Inc. (a)	16,682	2,313,960
Herbalife Ltd. (a)	11,098	166,692
Nu Skin Enterprises, Inc. Class A	33,700	805,093
		3,285,745
Tobacco - 0.1%
Turning Point Brands, Inc.	19,335	476,028
TOTAL CONSUMER STAPLES		15,929,756
ENERGY - 7.2%
Energy Equipment & Services - 2.4%
Archrock, Inc. (b)	24,857	317,921
Borr Drilling Ltd. (a)	34,399	240,449
Bristow Group, Inc. (a)	20,236	560,537
Championx Corp.	9,474	341,917
Diamond Offshore Drilling, Inc. (a)	29,183	433,951
DMC Global, Inc. (a)	7,304	175,442
Helix Energy Solutions Group, Inc. (a)	159,094	1,613,213
Nabors Industries Ltd. (a)(b)	14,266	1,579,104
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	122,710
Oceaneering International, Inc. (a)	82,516	1,880,540
Oil States International, Inc. (a)	65,769	515,629
Tidewater, Inc. (a)	47,027	3,058,166
U.S. Silica Holdings, Inc. (a)	37,107	457,529
Weatherford International PLC (a)	32,854	2,908,236
		14,205,344
Oil, Gas & Consumable Fuels - 4.8%
Ardmore Shipping Corp. (b)	39,697	493,831
Callon Petroleum Co. (a)(b)	69,823	2,739,156
Civitas Resources, Inc.	38,304	3,149,355
CNX Resources Corp. (a)	15,843	354,091
CONSOL Energy, Inc.	4,004	344,504
CVR Energy, Inc. (b)	88,285	2,886,920
Delek U.S. Holdings, Inc.	108,156	2,785,017
Denbury, Inc. (a)	5,780	529,332
DHT Holdings, Inc.	26,036	240,833
Frontline PLC (NY Shares)	11,273	198,630
International Seaways, Inc.	11,504	494,327
Magnolia Oil & Gas Corp. Class A	65,479	1,492,921
Matador Resources Co. (b)	29,169	1,852,232
Murphy Oil Corp.	95,743	4,346,732
Par Pacific Holdings, Inc. (a)	28,617	982,994
PBF Energy, Inc. Class A	23,352	1,094,975
Permian Resource Corp. Class A (b)	85,582	1,213,553
Scorpio Tankers, Inc.	16,755	846,295
SM Energy Co.	6,894	291,685
Teekay Tankers Ltd.	9,340	379,951
Vitesse Energy, Inc. (b)	30,307	704,335
W&T Offshore, Inc. (a)(b)	69,779	284,698
		27,706,367
TOTAL ENERGY		41,911,711
FINANCIALS - 15.8%
Banks - 7.4%
1st Source Corp.	14,701	656,988
Ameris Bancorp	26,415	1,076,411
Atlantic Union Bankshares Corp.	63,226	1,877,180
Axos Financial, Inc. (a)	44,928	1,935,948
BancFirst Corp.	36,317	3,471,179
Bancorp, Inc., Delaware (a)	12,868	472,384
Bank of Hawaii Corp. (b)	28,701	1,542,392
Banner Corp.	16,809	732,032
Berkshire Hills Bancorp, Inc.	44,759	935,463
Byline Bancorp, Inc.	5,536	117,252
Cadence Bank	81,680	1,868,838
Capital City Bank Group, Inc.	2,442	74,505
Cathay General Bancorp	9,958	354,804
Central Pacific Financial Corp.	21,241	360,460
City Holding Co.	1,817	166,001
Community Trust Bancorp, Inc.	8,634	306,507
CVB Financial Corp.	10,161	177,411
Financial Institutions, Inc.	18,529	324,258
First Bancorp, Puerto Rico	164,659	2,282,174
First Busey Corp.	43,205	872,741
First Commonwealth Financial Corp.	100,973	1,319,717
First Financial Bankshares, Inc.	87,501	2,513,029
Fulton Financial Corp.	15,793	210,521
Great Southern Bancorp, Inc.	27,687	1,397,363
Heartland Financial U.S.A., Inc.	9,179	281,245
Lakeland Financial Corp.	45,541	2,374,052
Mercantile Bank Corp.	3,473	115,929
Midland States Bancorp, Inc.	11,254	249,839
NBT Bancorp, Inc.	46,432	1,598,189
Northwest Bancshares, Inc. (b)	37,462	412,082
OFG Bancorp	33,255	1,002,971
Peapack-Gladstone Financial Corp.	13,620	371,417
Preferred Bank, Los Angeles	15,828	983,077
Provident Financial Services, Inc.	33,514	552,311
Renasant Corp.	65,424	1,822,058
Sierra Bancorp	17,630	350,484
Simmons First National Corp. Class A	39,365	701,484
Stellar Bancorp, Inc.	31,153	662,624
Tompkins Financial Corp.	5,096	264,635
Triumph Bancorp, Inc. (a)	16,918	1,086,643
Trustmark Corp.	6,715	154,714
UMB Financial Corp.	16,140	1,020,209
Univest Corp. of Pennsylvania	15,294	275,139
Washington Federal, Inc.	74,450	2,023,551
WesBanco, Inc.	36,847	934,440
Westamerica Bancorp.	23,169	1,020,131
		43,302,782
Capital Markets - 3.0%
Assetmark Financial Holdings, Inc. (a)	65,891	1,903,591
BGC Group, Inc. Class A	309,430	1,528,584
Federated Hermes, Inc.	87,031	3,025,198
Focus Financial Partners, Inc. Class A (a)	1,889	100,117
Open Lending Corp. (a)	136,468	1,125,861
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,344	241,706
Stifel Financial Corp.	46,782	3,041,766
StoneX Group, Inc. (a)	26,935	2,528,658
Virtus Investment Partners, Inc.	14,798	3,064,666
WisdomTree Investments, Inc.	156,154	1,139,924
		17,700,071
Consumer Finance - 1.0%
Bread Financial Holdings, Inc. (b)	38,636	1,451,941
EZCORP, Inc. (non-vtg.) Class A (a)(b)	18,394	154,694
LendingTree, Inc. (a)	25,564	483,415
PRA Group, Inc. (a)	45,558	887,470
PROG Holdings, Inc. (a)	62,289	2,136,513
Regional Management Corp.	14,475	397,773
		5,511,806
Financial Services - 1.5%
Compass Diversified Holdings	29,117	601,266
Essent Group Ltd.	19,867	997,721
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	18,715	3,150,109
i3 Verticals, Inc. Class A (a)	11,973	283,161
NMI Holdings, Inc. (a)	46,722	1,337,184
Paysafe Ltd. (a)(b)	66,938	876,888
StoneCo Ltd. Class A (a)	65,755	806,156
Waterstone Financial, Inc.	34,548	428,741
		8,481,226
Insurance - 1.8%
American Equity Investment Life Holding Co.	7,834	420,529
Amerisafe, Inc.	13,189	683,190
BRP Group, Inc. (a)	5,479	145,687
Employers Holdings, Inc.	25,050	982,712
Goosehead Insurance (a)	45,876	3,204,897
Kinsale Capital Group, Inc.	7,707	3,072,241
Oscar Health, Inc. (a)	135,052	846,776
Trupanion, Inc. (a)(b)	46,331	1,377,421
		10,733,453
Mortgage Real Estate Investment Trusts - 1.1%
Apollo Commercial Real Estate Finance, Inc.	144,182	1,574,467
Blackstone Mortgage Trust, Inc. (b)	67,364	1,483,355
BrightSpire Capital, Inc.	27,980	194,741
KKR Real Estate Finance Trust, Inc. (b)	138,298	1,730,108
Ladder Capital Corp. Class A	48,639	533,083
TPG RE Finance Trust, Inc.	80,657	606,541
		6,122,295
TOTAL FINANCIALS		91,851,633
HEALTH CARE - 14.1%
Biotechnology - 5.9%
2seventy bio, Inc. (a)	51,903	269,377
Adaptimmune Therapeutics PLC sponsored ADR (a)	99,822	77,881
Adicet Bio, Inc. (a)	80,194	160,388
Adverum Biotechnologies, Inc. (a)	173,968	302,704
Affimed NV (a)	81,785	44,491
Agenus, Inc. (a)	285,619	394,154
Agios Pharmaceuticals, Inc. (a)	2,210	60,620
Akebia Therapeutics, Inc. (a)(b)	396,648	551,341
Akero Therapeutics, Inc. (a)	15,424	765,493
Alector, Inc. (a)	44,330	241,599
Alkermes PLC (a)	50,492	1,473,861
Allakos, Inc. (a)(b)	100,484	289,394
Allovir, Inc. (a)	74,608	233,523
Altimmune, Inc. (a)(b)	38,100	96,393
Amicus Therapeutics, Inc. (a)	79,924	1,024,626
Anika Therapeutics, Inc. (a)	8,145	145,388
Annexon, Inc. (a)	52,175	143,481
Arbutus Biopharma Corp. (a)(b)	105,053	213,258
Arcellx, Inc. (a)	6,556	234,967
Arcturus Therapeutics Holdings, Inc. (a)	21,431	650,431
Arcus Biosciences, Inc. (a)	15,004	307,582
Arrowhead Pharmaceuticals, Inc. (a)	17,815	492,407
Assembly Biosciences, Inc. (a)	88,168	87,278
Atara Biotherapeutics, Inc. (a)	141,924	207,209
Atreca, Inc. (a)(b)	71,252	26,263
Aurinia Pharmaceuticals, Inc. (a)(b)	9,128	82,791
Beam Therapeutics, Inc. (a)	6,310	146,266
BioCryst Pharmaceuticals, Inc. (a)	84,448	600,425
Biohaven Ltd.	9,280	169,731
bluebird bio, Inc. (a)(b)	97,007	365,716
Blueprint Medicines Corp. (a)	9,609	479,105
Bolt Biotherapeutics, Inc. (a)(b)	50,695	55,765
BridgeBio Pharma, Inc. (a)(b)	45,117	1,349,449
C4 Therapeutics, Inc. (a)	74,120	214,948
CareDx, Inc. (a)	41,587	387,175
Carisma Therapeutics, Inc. (b)	15,224	105,350
Carisma Therapeutics, Inc. rights (a)(c)	304,482	3
Catalyst Pharmaceutical Partners, Inc. (a)	15,934	223,713
Celldex Therapeutics, Inc. (a)	3,305	92,210
Cogent Biosciences, Inc. (a)	40,414	493,455
Coherus BioSciences, Inc. (a)	61,882	329,831
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,977	14,432
Cytokinetics, Inc. (a)	13,958	487,693
CytomX Therapeutics, Inc. (a)(b)	106,678	160,017
Deciphera Pharmaceuticals, Inc. (a)	37,045	520,112
Denali Therapeutics, Inc. (a)	18,724	432,337
Design Therapeutics, Inc. (a)	42,290	104,879
Disc Medicine, Inc. (a)	5,586	295,779
Dynavax Technologies Corp. (a)	8,832	126,828
Dyne Therapeutics, Inc. (a)	33,738	384,613
Eagle Pharmaceuticals, Inc. (a)	11,827	200,468
Editas Medicine, Inc. (a)	49,225	438,595
Fate Therapeutics, Inc. (a)(b)	113,561	285,038
FibroGen, Inc. (a)	169,479	162,700
Fortress Biotech, Inc. (a)(b)	54,189	18,966
Gritstone Bio, Inc. (a)	76,699	139,592
Halozyme Therapeutics, Inc. (a)	25,584	1,088,855
Heron Therapeutics, Inc. (a)(b)	175,793	288,301
Homology Medicines, Inc. (a)(b)	41,073	49,288
ImmunoGen, Inc. (a)	36,833	583,435
Immunovant, Inc. (a)	8,130	184,632
Insmed, Inc. (a)	43,896	960,883
Intellia Therapeutics, Inc. (a)	13,455	504,293
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	305,503
Ironwood Pharmaceuticals, Inc. Class A (a)	7,869	69,247
Jounce Therapeutics, Inc. rights (a)(c)	118,367	1
Kalvista Pharmaceuticals, Inc. (a)	30,644	332,487
Karyopharm Therapeutics, Inc. (a)(b)	169,383	216,810
Kodiak Sciences, Inc. (a)	81,705	179,751
Krystal Biotech, Inc. (a)	2,738	340,826
Kura Oncology, Inc. (a)	41,351	410,615
Macrogenics, Inc. (a)	51,098	238,117
Madrigal Pharmaceuticals, Inc. (a)	4,832	869,760
Mersana Therapeutics, Inc. (a)	267,336	296,743
MiMedx Group, Inc. (a)	64,716	480,193
Morphic Holding, Inc. (a)	2,202	121,286
Mustang Bio, Inc. (a)	4,658	14,766
Myriad Genetics, Inc. (a)	7,410	132,269
Nurix Therapeutics, Inc. (a)	30,648	260,508
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Organogenesis Holdings, Inc. Class A (a)	52,812	147,874
ORIC Pharmaceuticals, Inc. (a)	74,952	671,570
Ovid Therapeutics, Inc. (a)	59,108	198,898
Passage Bio, Inc. (a)	38,538	30,098
Precigen, Inc. (a)(b)	195,693	342,463
Protagonist Therapeutics, Inc. (a)	26,155	518,392
Prothena Corp. PLC (a)	3,001	158,513
PTC Therapeutics, Inc. (a)	24,489	967,316
Puma Biotechnology, Inc. (a)(b)	41,309	149,952
RAPT Therapeutics, Inc. (a)	8,720	166,552
Recursion Pharmaceuticals, Inc. (a)(b)	22,076	192,061
Revolution Medicines, Inc. (a)	15,008	509,822
Rigel Pharmaceuticals, Inc. (a)	123,558	140,856
Rocket Pharmaceuticals, Inc. (a)	27,281	426,948
Sana Biotechnology, Inc. (a)(b)	55,028	294,400
Sangamo Therapeutics, Inc. (a)	177,187	171,747
Selecta Biosciences, Inc. (a)(b)	85,524	105,195
Surface Oncology, Inc. (a)	60,289	64,509
Sutro Biopharma, Inc. (a)	49,542	235,325
Syndax Pharmaceuticals, Inc. (a)	25,782	477,225
TG Therapeutics, Inc. (a)	4,583	47,984
Travere Therapeutics, Inc. (a)	19,110	272,891
Vanda Pharmaceuticals, Inc. (a)	46,697	242,357
Vaxcyte, Inc. (a)	13,310	691,055
Vera Therapeutics, Inc. (a)	25,853	457,340
Veracyte, Inc. (a)	4,940	130,416
Vericel Corp. (a)	3,194	104,859
Voyager Therapeutics, Inc. (a)	45,215	453,054
Xbiotech, Inc. (a)	12,960	63,763
Xencor, Inc. (a)	5,090	111,878
Y-mAbs Therapeutics, Inc. (a)	21,928	111,175
Zymeworks, Inc. (b)	15,567	112,705
		34,059,853
Health Care Equipment & Supplies - 3.5%
Accuray, Inc. (a)(b)	288,517	822,273
Alphatec Holdings, Inc. (a)	16,013	261,813
Artivion, Inc. (a)	47,507	803,818
Atricure, Inc. (a)	62,034	2,800,835
Avanos Medical, Inc. (a)	78,707	1,655,995
Cerus Corp. (a)	243,112	459,482
Embecta Corp.	6,166	113,023
Inari Medical, Inc. (a)	20,399	1,358,981
Integer Holdings Corp. (a)	3,275	279,390
IRadimed Corp.	5,532	255,744
Lantheus Holdings, Inc. (a)	53,900	3,688,916
LivaNova PLC (a)	9,102	505,616
Merit Medical Systems, Inc. (a)	35,519	2,318,680
Omnicell, Inc. (a)	26,570	1,510,770
SurModics, Inc. (a)	29,063	1,070,100
Tactile Systems Technology, Inc. (a)	26,277	497,949
Zimvie, Inc. (a)	181,160	2,137,688
		20,541,073
Health Care Providers & Services - 2.2%
23andMe Holding Co. Class A (a)(b)	490,882	539,970
Addus HomeCare Corp. (a)	8,104	710,721
AMN Healthcare Services, Inc. (a)	12,341	1,090,698
Guardant Health, Inc. (a)	32,179	1,257,555
Invitae Corp. (a)(b)	361,258	333,839
National Healthcare Corp.	17,743	1,170,151
Option Care Health, Inc. (a)	121,161	4,220,038
Patterson Companies, Inc.	104,453	3,137,768
The Ensign Group, Inc.	4,940	495,087
		12,955,827
Health Care Technology - 0.7%
Computer Programs & Systems, Inc. (a)	14,296	232,596
HealthStream, Inc.	45,408	954,930
Nextgen Healthcare, Inc. (a)	64,331	1,171,468
Phreesia, Inc. (a)	57,854	1,647,103
		4,006,097
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	71,283	482,586
Codexis, Inc. (a)	52,093	90,642
Medpace Holdings, Inc. (a)	2,531	684,053
Nanostring Technologies, Inc. (a)	75,916	194,345
OmniAb, Inc. (a)	24,082	139,676
Pacific Biosciences of California, Inc. (a)	30,991	349,578
Quanterix Corp. (a)	17,005	455,734
		2,396,614
Pharmaceuticals - 1.4%
Amneal Pharmaceuticals, Inc. (a)	97,980	400,738
Amphastar Pharmaceuticals, Inc. (a)	15,137	806,953
Amylyx Pharmaceuticals, Inc. (a)	24,973	538,418
Arvinas Holding Co. LLC (a)	17,721	499,909
Atea Pharmaceuticals, Inc. (a)	39,227	131,803
Axsome Therapeutics, Inc. (a)	4,075	329,260
Cara Therapeutics, Inc. (a)	95,825	246,270
Corcept Therapeutics, Inc. (a)	9,583	313,652
CymaBay Therapeutics, Inc. (a)	21,586	296,808
Esperion Therapeutics, Inc. (a)(b)	133,227	213,163
Harrow Health, Inc. (a)	10,372	157,343
Intra-Cellular Therapies, Inc. (a)	18,480	1,026,010
NGM Biopharmaceuticals, Inc. (a)	28,902	54,625
Ocular Therapeutix, Inc. (a)	39,930	150,935
Odonate, Inc. (a)(b)	72,556	108,834
Pacira Biosciences, Inc. (a)	2,677	94,498
Phathom Pharmaceuticals, Inc. (a)(b)	22,840	328,668
Prestige Brands Holdings, Inc. (a)	18,756	1,094,037
Reata Pharmaceuticals, Inc. (a)	3,307	558,883
Relmada Therapeutics, Inc. (a)(b)	52,182	176,375
Revance Therapeutics, Inc. (a)	4,559	80,375
Supernus Pharmaceuticals, Inc. (a)	2,528	80,492
Terns Pharmaceuticals, Inc. (a)	33,887	178,584
Ventyx Biosciences, Inc. (a)	3,995	133,833
WAVE Life Sciences (a)	41,740	181,569
		8,182,035
TOTAL HEALTH CARE		82,141,499
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.9%
Astronics Corp. (a)	39,961	700,516
Park Aerospace Corp.	10,558	143,906
Parsons Corp. (a)	66,088	3,768,338
Rocket Lab U.S.A., Inc. Class A (a)	63,187	398,710
Virgin Galactic Holdings, Inc. (a)(b)	149,756	377,385
		5,388,855
Air Freight & Logistics - 0.4%
Forward Air Corp.	35,781	2,534,010
Building Products - 2.0%
Apogee Enterprises, Inc.	44,952	2,268,278
Griffon Corp.	31,870	1,334,397
Janus International Group, Inc. (a)	128,236	1,468,302
Jeld-Wen Holding, Inc. (a)	49,706	749,566
PGT Innovations, Inc. (a)	72,354	2,039,659
Resideo Technologies, Inc. (a)	71,708	1,208,997
Simpson Manufacturing Co. Ltd.	2,400	383,424
UFP Industries, Inc.	21,645	2,258,656
		11,711,279
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	11,285	512,565
ACV Auctions, Inc. Class A (a)	150,343	2,527,266
Brady Corp. Class A	10,291	519,078
Cimpress PLC (a)	46,497	3,004,171
Interface, Inc. (b)	59,044	609,925
Liquidity Services, Inc. (a)	4,801	87,618
Millerknoll, Inc. (b)	18,800	359,080
The Brink's Co.	33,488	2,538,725
		10,158,428
Construction & Engineering - 1.6%
API Group Corp. (a)	15,951	449,021
Arcosa, Inc.	9,384	734,016
Comfort Systems U.S.A., Inc.	8,882	1,639,351
Dycom Industries, Inc. (a)	5,713	570,900
EMCOR Group, Inc.	14,258	3,197,357
Limbach Holdings, Inc. (a)	10,710	386,952
MYR Group, Inc. (a)	8,894	1,263,571
Sterling Construction Co., Inc. (a)	9,132	755,764
		8,996,932
Electrical Equipment - 3.1%
Array Technologies, Inc. (a)	66,325	1,649,503
Atkore, Inc. (a)	27,143	4,179,208
Encore Wire Corp. (b)	5,994	987,871
EnerSys (b)	38,387	4,029,867
Enovix Corp. (a)(b)	64,030	882,333
LSI Industries, Inc.	18,187	286,445
Powell Industries, Inc.	19,498	1,637,247
Preformed Line Products Co.	12,841	2,176,421
Regal Rexnord Corp.	2,713	440,021
Thermon Group Holdings, Inc. (a)	54,977	1,510,768
Vicor Corp. (a)	5,241	355,183
		18,134,867
Ground Transportation - 0.2%
Marten Transport Ltd.	59,786	1,255,506
TuSimple Holdings, Inc. (a)	103,200	129,000
		1,384,506
Machinery - 2.5%
Alamo Group, Inc.	2,192	376,257
Albany International Corp. Class A	2,232	206,951
Barnes Group, Inc.	18,617	731,648
EnPro Industries, Inc.	2,768	377,528
Federal Signal Corp.	7,171	437,072
Franklin Electric Co., Inc.	3,052	295,159
Gorman-Rupp Co.	6,777	217,813
Hillenbrand, Inc.	12,700	615,188
Hurco Companies, Inc.	20,022	434,077
Hyster-Yale Materials Handling, Inc. Class A (b)	23,108	1,055,342
Kadant, Inc.	1,183	259,952
L.B. Foster Co. Class A (a)	6,670	117,459
Mueller Industries, Inc.	3,486	268,980
Mueller Water Products, Inc. Class A	34,827	491,757
Proto Labs, Inc. (a)	14,148	417,366
SPX Technologies, Inc. (a)	28,897	2,283,441
Tennant Co. (b)	10,335	851,914
Terex Corp.	10,058	609,615
Wabash National Corp.	27,573	621,771
Watts Water Technologies, Inc. Class A	19,828	3,742,932
		14,412,222
Marine Transportation - 0.5%
Matson, Inc.	30,085	2,643,870
Passenger Airlines - 0.3%
Allegiant Travel Co.	7,252	644,268
Joby Aviation, Inc. (a)(b)	41,337	307,961
Mesa Air Group, Inc. (a)	87,564	119,963
SkyWest, Inc. (a)	9,564	431,336
Sun Country Airlines Holdings, Inc. (a)	18,475	275,093
		1,778,621
Professional Services - 3.5%
Barrett Business Services, Inc.	24,966	2,388,747
Conduent, Inc. (a)	84,335	264,812
CRA International, Inc.	9,840	1,068,919
CSG Systems International, Inc.	63,195	3,432,120
ExlService Holdings, Inc. (a)	130,690	3,820,069
Heidrick & Struggles International, Inc.	29,980	794,170
Huron Consulting Group, Inc. (a)	34,549	3,453,173
Insperity, Inc.	2,388	241,976
TriNet Group, Inc. (a)	3,760	417,097
Ttec Holdings, Inc.	34,743	1,033,952
Upwork, Inc. (a)	226,580	3,355,650
		20,270,685
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	16,408	233,486
Applied Industrial Technologies, Inc.	7,120	1,099,114
Beacon Roofing Supply, Inc. (a)	22,655	1,809,002
DXP Enterprises, Inc. (a)	10,989	390,879
Global Industrial Co.	36,717	1,242,503
H&E Equipment Services, Inc.	17,901	811,273
MRC Global, Inc. (a)	49,810	464,229
Rush Enterprises, Inc. Class A	46,119	1,909,788
Transcat, Inc. (a)	1,548	157,834
Triton International Ltd.	5,851	490,957
Veritiv Corp.	4,199	706,818
		9,315,883
TOTAL INDUSTRIALS		106,730,158
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	372,378	1,243,743
Extreme Networks, Inc. (a)	65,460	1,796,877
Harmonic, Inc. (a)	38,753	413,882
		3,454,502
Electronic Equipment, Instruments & Components - 4.0%
Arlo Technologies, Inc. (a)	31,661	309,328
Badger Meter, Inc.	8,000	1,328,640
Belden, Inc.	43,243	4,060,518
Benchmark Electronics, Inc.	54,771	1,409,806
ePlus, Inc. (a)	2,936	194,892
Fabrinet (a)	19,336	3,108,649
FARO Technologies, Inc. (a)	24,634	390,695
Insight Enterprises, Inc. (a)	23,946	3,833,515
Itron, Inc. (a)	15,146	1,036,138
Kimball Electronics, Inc. (a)	68,148	2,057,388
OSI Systems, Inc. (a)	3,334	454,591
PC Connection, Inc.	18,741	995,522
Sanmina Corp. (a)	63,903	3,559,397
ScanSource, Inc. (a)	14,364	470,852
		23,209,931
Semiconductors & Semiconductor Equipment - 2.2%
Axcelis Technologies, Inc. (a)	16,485	3,167,593
CEVA, Inc. (a)	8,717	202,409
Diodes, Inc. (a)	17,546	1,436,140
Lattice Semiconductor Corp. (a)	31,697	3,082,850
MaxLinear, Inc. Class A (a)	45,180	1,061,730
PDF Solutions, Inc. (a)	70,662	2,567,857
Photronics, Inc. (a)	49,355	1,172,675
Rambus, Inc. (a)	6,863	387,554
		13,078,808
Software - 6.7%
8x8, Inc. (a)(b)	378,363	1,229,680
Blackbaud, Inc. (a)	23,085	1,756,999
BlackLine, Inc. (a)	32,441	1,948,406
Box, Inc. Class A (a)	28,128	744,829
CommVault Systems, Inc. (a)	40,360	2,756,992
Domo, Inc. Class B (a)	184,441	1,966,141
LivePerson, Inc. (a)	269,998	1,133,992
Liveramp Holdings, Inc. (a)	114,999	3,719,068
Pagerduty, Inc. (a)	149,275	3,845,324
Progress Software Corp.	26,877	1,635,197
PROS Holdings, Inc. (a)	28,205	1,011,431
Q2 Holdings, Inc. (a)	105,635	3,634,900
Qualys, Inc. (a)	27,669	4,306,680
Rapid7, Inc. (a)	5,305	267,319
SecureWorks Corp. (a)	33,777	233,061
Sprout Social, Inc. (a)	26,175	1,401,410
SPS Commerce, Inc. (a)	18,656	3,472,441
Tenable Holdings, Inc. (a)	22,956	1,041,514
Upland Software, Inc. (a)	36,104	128,169
Yext, Inc. (a)	151,193	1,324,451
Zuora, Inc. (a)	135,648	1,235,753
		38,793,757
Technology Hardware, Storage & Peripherals - 1.3%
IonQ, Inc. (a)(b)	79,213	1,361,671
Super Micro Computer, Inc. (a)	22,477	6,182,964
		7,544,635
TOTAL INFORMATION TECHNOLOGY		86,081,633
MATERIALS - 5.2%
Chemicals - 1.6%
AdvanSix, Inc. (b)	4,671	154,517
American Vanguard Corp.	53,841	744,083
Avient Corp.	17,863	716,485
Balchem Corp.	2,514	353,217
Ecovyst, Inc. (a)	86,009	880,732
FutureFuel Corp.	47,346	335,210
H.B. Fuller Co. (b)	21,789	1,580,356
Innospec, Inc.	15,775	1,694,551
Minerals Technologies, Inc.	23,492	1,435,361
Orion SA	7,849	177,544
Rayonier Advanced Materials, Inc. (a)	35,794	126,353
Sensient Technologies Corp. (b)	19,950	1,229,120
		9,427,529
Construction Materials - 0.1%
Summit Materials, Inc.	21,404	800,724
Containers & Packaging - 0.5%
Greif, Inc. Class A	7,645	554,951
Myers Industries, Inc.	125,040	2,352,002
O-I Glass, Inc. (a)	9,005	178,839
		3,085,792
Metals & Mining - 2.9%
ATI, Inc. (a)	50,014	2,267,135
Carpenter Technology Corp.	49,207	3,081,834
Commercial Metals Co.	58,769	3,308,107
Constellium NV (a)	53,556	964,008
Materion Corp.	13,145	1,430,045
Olympic Steel, Inc.	2,939	157,295
Ryerson Holding Corp. (b)	19,103	594,867
SunCoke Energy, Inc.	242,815	2,258,180
Worthington Industries, Inc.	33,405	2,514,394
		16,575,865
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	19,219	735,896
TOTAL MATERIALS		30,625,806
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexanders, Inc.	1,922	368,544
American Assets Trust, Inc.	70,248	1,504,010
Ashford Hospitality Trust, Inc. (a)(b)	103,577	307,624
Community Healthcare Trust, Inc.	6,184	205,247
Corporate Office Properties Trust (SBI)	63,049	1,631,708
EastGroup Properties, Inc.	9,287	1,668,224
Empire State Realty Trust, Inc.	119,316	1,041,629
Essential Properties Realty Trust, Inc.	101,531	2,438,775
Four Corners Property Trust, Inc.	132,714	3,339,084
Global Medical REIT, Inc.	107,050	1,036,244
Global Net Lease, Inc.	95,706	1,086,263
LXP Industrial Trust (REIT)	115,203	1,131,293
National Storage Affiliates Trust	26,801	900,514
NexPoint Residential Trust, Inc.	7,156	268,708
Phillips Edison & Co., Inc.	66,057	2,236,690
Retail Opportunity Investments Corp.	17,968	241,849
Ryman Hospitality Properties, Inc.	26,497	2,253,040
Tanger Factory Outlet Centers, Inc.	22,025	512,081
Terreno Realty Corp.	37,100	2,259,019
Universal Health Realty Income Trust (SBI)	15,526	723,977
Veris Residential, Inc.	10,200	189,822
		25,344,345
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	103,182	676,874
Opendoor Technologies, Inc. (a)	60,006	234,023
		910,897
TOTAL REAL ESTATE		26,255,242
UTILITIES - 1.6%
Electric Utilities - 0.6%
Allete, Inc.	24,465	1,343,129
MGE Energy, Inc.	15,661	1,134,326
PNM Resources, Inc.	5,638	249,820
Portland General Electric Co.	18,286	802,024
		3,529,299
Gas Utilities - 0.2%
New Jersey Resources Corp.	22,426	945,704
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	183,445	1,185,055
Clearway Energy, Inc.:
Class A	29,120	682,573
Class C	27,526	681,819
		2,549,447
Multi-Utilities - 0.1%
Black Hills Corp.	5,864	322,520
Water Utilities - 0.3%
American States Water Co.	19,594	1,650,011
Consolidated Water Co., Inc.	5,003	133,280
		1,783,291
TOTAL UTILITIES		9,130,261
TOTAL COMMON STOCKS (Cost $520,118,662)		571,262,311

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	22,768,198	22,772,751
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	32,616,169	32,619,431
TOTAL MONEY MARKET FUNDS (Cost $55,389,936)		55,392,182

TOTAL INVESTMENT IN SECURITIES - 107.5% (Cost $575,508,598)	626,654,493
NET OTHER ASSETS (LIABILITIES) - (7.5)%	(43,797,089)
NET ASSETS - 100.0%	582,857,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	111	Sep 2023	10,553,880	216,261	216,261

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	8,573,464	70,904,935	56,705,648	214,681	-	-	22,772,751	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	44,526,740	97,771,786	109,679,096	64,645	-	1	32,619,431	0.1%
Total	53,100,204	168,676,721	166,384,744	279,326	-	1	55,392,182

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,201,119	15,201,119	-	-
Consumer Discretionary	65,403,493	65,403,493	-	-
Consumer Staples	15,929,756	15,929,756	-	-
Energy	41,911,711	41,911,711	-	-
Financials	91,851,633	91,851,633	-	-
Health Care	82,141,499	82,141,495	-	4
Industrials	106,730,158	106,730,158	-	-
Information Technology	86,081,633	86,081,633	-	-
Materials	30,625,806	30,625,806	-	-
Real Estate	26,255,242	26,255,242	-	-
Utilities	9,130,261	9,130,261	-	-

Money Market Funds	55,392,182	55,392,182	-	-
Total Investments in Securities:	626,654,493	626,654,489	-	4
Derivative Instruments:

Assets
Futures Contracts	216,261	216,261	-	-
Total Assets	216,261	216,261	-	-
Total Derivative Instruments:	216,261	216,261	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	216,261	0
Total Equity Risk	216,261	0
Total Value of Derivatives	216,261	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,464,022) - See accompanying schedule:
Unaffiliated issuers (cost $520,118,662)	$571,262,311
Fidelity Central Funds (cost $55,389,936)	55,392,182

Total Investment in Securities (cost $575,508,598)		$626,654,493
Segregated cash with brokers for derivative instruments		620,000
Receivable for investments sold		5,169,860
Receivable for fund shares sold		597,904
Dividends receivable		463,469
Distributions receivable from Fidelity Central Funds		62,382
Other receivables		18,284
Total assets		633,586,392
Liabilities
Payable for investments purchased	$17,542,456
Payable for fund shares redeemed	282,181
Accrued management fee	266,317
Payable for daily variation margin on futures contracts	24,748
Collateral on securities loaned	32,613,286
Total Liabilities		50,728,988
Net Assets		$582,857,404
Net Assets consist of:
Paid in capital		$544,143,558
Total accumulated earnings (loss)		38,713,846
Net Assets		$582,857,404
Net Asset Value, offering price and redemption price per share ($582,857,404 ÷ 43,499,136 shares)		$13.40

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$4,063,052
Interest		11,945
Income from Fidelity Central Funds (including $64,645 from security lending)		279,326
Total Income		4,354,323
Expenses
Management fee	$1,543,850
Independent trustees' fees and expenses	2,075
Total expenses before reductions	1,545,925
Expense reductions	(1,280)
Total expenses after reductions		1,544,645
Net Investment income (loss)		2,809,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,007,616
Redemptions in-kind	9,988,450
Futures contracts	(222,795)
Total net realized gain (loss)		17,773,271
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,772,304)
Fidelity Central Funds	1
Futures contracts	(1,304)
Total change in net unrealized appreciation (depreciation)		(3,773,607)
Net gain (loss)		13,999,664
Net increase (decrease) in net assets resulting from operations		$16,809,342
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,809,678	$5,449,677
Net realized gain (loss)	17,773,271	(26,454,327)
Change in net unrealized appreciation (depreciation)	(3,773,607)	865,031
Net increase (decrease) in net assets resulting from operations	16,809,342	(20,139,619)
Distributions to shareholders	-	(28,460,527)

Share transactions
Proceeds from sales of shares	65,348,006	54,476,948
Reinvestment of distributions	-	26,941,979
Cost of shares redeemed	(84,772,591)	(102,513,711)

Net increase (decrease) in net assets resulting from share transactions	(19,424,585)	(21,094,784)
Total increase (decrease) in net assets	(2,615,243)	(69,694,930)

Net Assets
Beginning of period	585,472,647	655,167,577
End of period	$582,857,404	$585,472,647

Other Information
Shares
Sold	5,062,811	4,367,027
Issued in reinvestment of distributions	-	2,089,264
Redeemed	(6,624,999)	(8,275,075)
Net increase (decrease)	(1,562,188)	(1,818,784)

Financial Highlights
Fidelity® Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$13.98	$17.29	$11.31	$12.57	$13.81
Income from Investment Operations
Net investment income (loss) B,C	.06	.12	.07	.08	.12	.11
Net realized and unrealized gain (loss)	.35	(.50)	(.20)	5.99	(1.26)	.31
Total from investment operations	.41	(.38)	(.13)	6.07	(1.14)	.42
Distributions from net investment income	-	(.11)	(.07)	(.09)	(.12)	(.12)
Distributions from net realized gain	-	(.51)	(3.11)	-	-	(1.54)
Total distributions	-	(.61) D	(3.18)	(.09)	(.12)	(1.66)
Net asset value, end of period	$13.40	$12.99	$13.98	$17.29	$11.31	$12.57
Total Return E,F	3.16%	(2.62)%	(1.64)%	53.78%	(9.18)%	4.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.55%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.55% I	.55%	.63%	.64%	.64%	.64%
Expenses net of all reductions	.55% I	.55%	.63%	.64%	.64%	.64%
Net investment income (loss)	1.00% I	.94%	.41%	.62%	.94%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$582,857	$585,473	$655,168	$689,131	$515,960	$701,171
Portfolio turnover rate J	106% I,K	98%	96%	44%	79%	88%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective September 18, 2023, the Fund was closed to new accounts with certain exceptions.
2 Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,626,608
Gross unrealized depreciation	(60,321,199)
Net unrealized appreciation (depreciation)	$47,305,409
Tax cost	$579,565,345

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,433,044)
Total capital loss carryforward	$(28,433,044)

3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	309,548,147	295,432,123

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss($)	Total Proceeds($)
Fidelity Small Cap Enhanced Index Fund	2,303,273	9,988,450	29,851,921

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .55% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Enhanced Index Fund	$42

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Enhanced Index Fund	8,453,028	9,543,124	(792,123)

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$6,468	$2,329	$23,517

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,280.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) to reorganize the Fund (Target Fund) into a newly created exchange traded fund ("ETF"), as noted in the below table. The Agreement provides for shareholders of the Target Fund to receive ETF shares equal in value to the number of shares of the Target Fund shares they own on the day the reorganization is effective. The Target Fund will be the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization will be that of the Target Fund (Predecessor Fund). Historical share transactions and per share information for the Predecessor Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization does not require shareholder approval and is expected to become effective on November 17, 2023. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the fund or its shareholders.

Current Mutual Fund (Target and Predecessor Fund)	New ETF
Fidelity Small Cap Enhanced Index Fund	Fidelity Enhanced Small Cap ETF

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Small Cap Enhanced Index Fund	.55%
Actual		$ 1,000	$ 1,031.60	$ 2.81
Hypothetical-B		$ 1,000	$ 1,022.37	$ 2.80

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Enhanced Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Adviser the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and  competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through July 31, 2024.

1.9885267.106
SCE-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023